Earning (loss) Per Share (Details) - Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A and Class B ordinary shares [Member]
Earning (loss) Per Share (Details) - Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares (Parentheticals) [Line Items]
diluted	$ (0.12)	$ (0.82)